Consolidated Statements of Changes in Equity - USD ($)	Total	Contributed equity	Accumulated losses	Share Based Payments Reserve	Foreign Currency Translation Reserve	Convertible Loan Note Reserve
Balance at the beginning of the year at Dec. 31, 2021	$ 272,020,722	$ 325,760,184	$ (79,687,740)	$ 25,788,204	$ (4,363,021)	$ 4,523,095
Loss for the period	(31,047,824)		(31,047,824)
Other comprehensive income	(8,328,385)				(8,328,385)
Total comprehensive loss	(39,376,209)				(8,328,385)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	12,251,658	12,251,658
Share-based payment transactions	6,237,307			6,237,307
Balance at the end of the year at Jun. 30, 2022	251,133,478	338,011,842	(110,735,564)	32,025,511	(12,691,406)	4,523,095
Balance at the beginning of the year at Dec. 31, 2022	226,056,269	338,108,198	(138,599,578)	37,161,498	(15,136,944)	4,523,095
Loss for the period	(28,098,747)		(28,098,747)
Other comprehensive income	(2,827,882)				(2,827,882)
Total comprehensive loss	(30,926,629)		(28,098,747)		(2,827,882)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	47,151	47,151
Share-based payment transactions	6,779,301			6,779,301
Balance at the end of the year at Jun. 30, 2023	$ 201,956,092	$ 338,155,349	$ (166,698,325)	$ 43,940,799	$ (17,964,826)	$ 4,523,095